Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Stockholders Equity Note, Warrants or Rights
Warrants to purchase the Company’s common stock were outstanding as follows as of December 31, 2014:

	Number of	Number of
	Shares	Shares
	Exercisable	Exercisable
	Under	Under	Exercise
Warrant Holder	Warrant	Warrant	Price	Expiration Date
Granite Creek FlexCap I, L.P.	267,950	267,950	$0.01	November 19, 2023
Patriot Capital II, L.P.	187,564	187,564	$0.01	November 19, 2023

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
The following presents how share-based expenses are included in our consolidated statements of comprehensive loss (in thousands):

	Year Ended December 31,
	2014	2013
Cost of revenues	$9	$9
Sales and marketing	38	44
General and administrative	331	621
Research and development	16	99
	$394	$773

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of each award was estimated on the date of grant using the Black-Scholes pricing model with the following assumptions for awards to employees and non-employees:

	2014	2013
Expected term (years)	6.3 – 10.0	5.0 – 6.5
Risk-free interest rate	1.83 – 2.31%	1.10 – 1.70%
Estimated dividend yield	None	None
Volatility	143.89 – 144.45%	126.71 – 130.08%

Schedule of Share-based Compensation, Stock Options, Activity
Stock option activity related to share-based compensation is summarized as follows:

	Shares	Weighted Average
	(in thousands)	Exercise Price
Outstanding at December 31, 2012	2,842	$2.33
Granted (1)	708	1.79
Exercised	0	-
Forfeited	(415)	2.02
Expired	(283)	3.78
Outstanding at December 31, 2013	2,852	2.10
Granted (2)	9,197	0.09
Exercised	0	-
Forfeited/Canceled	(1,520)	1.52
Expired	(182)	3.04
Outstanding at December 31, 2014	10,347	$0.38
Exercisable at December 31, 2014	803	$3.21

(1)	The weighted-average grant-date fair value of awards granted was $1.61.
(2)	The weighted-average grant-date fair value of awards granted was $0.09.

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable
The following table summarizes information about stock options and warrants related to stock-based compensation that are vested or are expected to vest as of December 31, 2014:

				Options Outstanding		Options Exercisable
				Weighted
				Average	Weighted			Weighted
		Number		Remaining	Average	Number		Average
Range of		Outstanding		Contractual	Exercise	Exercisable		Exercise
Exercise Prices		(in thousands)		Term (Years)	Price	(in thousands)		Price
$0.00	$2.00	9,698		9.81	$0.17	156		$1.68
2.01	4.00	524		4.96	3.33	522		3.33
4.01	6.00	125		5.94	4.61	125		4.61
		10,347	(1)	9.51	$0.38	803	(2)	$3.21

(1)	The aggregate intrinsic value of these stock options and warrants is $0 as of December 31, 2014.
(2)
The aggregate intrinsic value of these stock options and warrants is $0 as of December 31, 2014. The weighted-average remaining contractual term for these options is 5.74 years as of December 31, 2014.

Schedule of Accumulated Other Comprehensive Income (Loss)
The ending accumulated balances for each item in accumulated other comprehensive loss are as follows (all amounts in thousands):

	Year Ended December 31,
	2014	2013
Foreign currency translation loss	$(661)	$(218)
Unrealized gain on cash flow hedges, net of taxes	0	0
	$(661)	$(218)

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive loss due to derivative instruments and hedging activities are as follows (all amounts in thousands):

Balance, December 31, 2012	$(97)
Unrealized gain on cash flow hedges, net of taxes of $(59) during 2013	97
Balance, December 31, 2013 and 2014	$0

Schedule Of Foreign Currency Translation Adjustment In Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive loss due to currency translation adjustments (all amounts in thousands):

Balance, December 31, 2012	$(418)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	200
Balance, December 31, 2013	(218)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	(443)
Balance, December 31, 2014	$(661)